Fees and Expenses	Sep. 17, 2026
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]
Expense Narrative [Text Block]
The following footnote 1 is added to the fee table under the heading “Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the Summary Prospectus and under the heading “Fund Summary - Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the Statutory Prospectus:
(1) Invesco Advisers, Inc. (Invesco or the Adviser) has agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.01% and excluding certain items discussed below) of Series I and Series II shares to 0.76% and 1.01%, respectively, of the Fund's average daily net assets (the "expense limits"). When waiving advisory fees and/or reimbursing expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.